Institutional Classes Prospectus | AllianzGI Retirement Income Fund
AllianzGI Retirement Income Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 8, 2013 to the

Statutory Prospectuses for Administrative Class and Class A, Class C, Class D, Class P, Class R and Class R6 of

Allianz Funds Multi-Strategy Trust, dated April 1, 2013, (as supplemented thereafter)

Disclosure Relating to AllianzGI Retirement Income Fund (the “Fund”)

Within the Fund Summary for the Fund, the second to last sentence in the subsection entitled "Principal Investment Strategies" is replaced with the following:
These decisions will normally be within the allocation ranges of 15% to 40% for return-generating assets and 60% to 85% for defensive assets. Please retain this Supplement for future reference.